Non-Hedge Derivative Gain	6 Months Ended
Jun. 30, 2011
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net [Abstract]
Derivative Instruments Not Designated As Hedging Instruments And Movement On Bonds [Text Block]
	Six months ended June 30,
	2011	2010
	(unaudited)	(unaudited)
	(in US dollars, millions)

Non-hedge derivative (gain)/loss

(Gain)/loss on non-hedge derivatives	(88)	409

The net gain recorded in the six months ended June 30, 2011 relates to the fair value movements of the conversion features of convertible bonds.

During the latter part of 2010, the Company eliminated its gold hedge book. The final phase of the hedge restructuring was funded with proceeds from the equity offering and the three-year mandatory convertible bonds issued in September 2010, as well as cash from internal sources and debt facilities.

As a result of the accelerated cash settlement of the normal purchase and sale exempted (“NPSE”) contracts during July 2009, the FASB ASC guidance on derivatives and hedging necessitated a review of the continuing designation of, and accounting treatment for, the remaining NPSE contracts that were not part of the accelerated settlement. Management concluded, in accordance with the provisions of the FASB ASC guidance, to re-designate all remaining NPSE contracts as non-hedge derivatives and to account for such contracts at fair value on the balance sheet with changes in fair value accounted for in the income statement.

The effect of the NPSE re-designation in July 2009 and subsequent accounting for these contracts is stated below.

	At June 30,	At December 31,
	2011	2010
	(unaudited)
	(in US Dollars, millions)

Liability at beginning of period	-	556
Fair value movements (recorded in non-hedge derivative (gain)/loss)	-	131
Realized settlements	-	(687)
Liability at end of period	-	-

Movement on bonds

	Six months ended June 30,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Fair value gain on mandatory convertible bonds	(92)	-

Fair value movements on the mandatory convertible bonds relate to the ex interest NYSE closing price as further discussed in Note E.